Consolidated and Combined Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Apr. 19, 2011 STAG Predecessor Group	Jun. 30, 2010 STAG Predecessor Group	Dec. 31, 2010 STAG Predecessor Group	Dec. 31, 2009 STAG Predecessor Group	Dec. 31, 2008 STAG Predecessor Group
Cash flows from operating activities:
Net loss	$ (5,899,000)	$ (229,000)	$ (2,016,000)	$ (2,946,000)	$ (5,560,000)	$ (7,684,000)
Adjustment to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	6,446,000	2,459,000	5,326,000	9,599,000	10,708,000	12,619,000
Amortization of deferred financing costs	264,000	31,000	58,000
Intangible amortization in rental income	869,000	(2,000)	(14,000)	(34,000)	284,000	(563,000)
Tenant straight line receivable, net	(326,000)	(16,000)	(464,000)	(641,000)	(818,000)	(1,187,000)
Loss on impairment of assets						3,728,000
(Gain) loss on interest rate swaps	(500,000)	(762,000)	935,000	282,000	1,720,000	1,275,000
Stock-based compensation expense	156,000
Change in assets and liabilities:
Tenant accounts receivable, net	(42,000)	88,000	360,000	496,000	812,000	(413,000)
Leasing commissions, net	(25,000)	(24,000)	(26,000)	(101,000)	(5,000)	11,000
Restricted cash-escrow	(171,000)
Prepaid expenses and other assets	450,000	(87,000)	159,000	127,000	(112,000)	527,000
Accounts payable, accrued expenses and other liabilities	(429,000)	106,000	(257,000)	328,000	338,000	54,000
Tenant security deposits				(671,000)	(9,000)	87,000
Tenant prepaid rent and security deposits	843,000	169,000	(922,000)
Prepaid rent				(189,000)	599,000	(45,000)
Due to related parties	746,000	767,000	1,559,000	3,056,000	425,000	33,000
Due from related parties	(596,000)	(141,000)	28,000	28,000	(17,000)	(11,000)
Total adjustments	7,685,000	2,588,000	6,742,000	12,280,000	13,925,000	16,115,000
Net cash provided by operating activities	1,786,000	2,359,000	4,726,000	9,334,000	8,365,000	8,431,000
Cash flows from investing activities:
Additions of land and building improvements	(12,349,000)	(39,000)	(761,000)	(1,500,000)	(1,293,000)	(386,000)
Proceeds from sale of land					50,000
Restricted cash-escrow	(540,000)	(542,000)	(369,000)	(588,000)	(797,000)	(25,000)
Cash paid for contributed assets, net	(2,159,000)
Cash paid for deal deposits	(1,065,000)
Additions to lease intangibles	(5,686,000)
Net cash used in investing activities	(21,799,000)	(581,000)	(1,130,000)	(2,088,000)	(2,040,000)	(411,000)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	205,563,000
Offering costs related to issuance of common stock	(17,042,000)
Redemption of initial capitalization of STAG Industrial, Inc. shares	(2,000)
Proceeds from notes payable to related parties		789,000			4,384,000
Repayment of notes payable to related parties	(10,366,000)			(4,582,000)	(8,430,000)	(1,182,000)
Proceeds from secured corporate credit facility	11,000,000
Repayment of secured corporate credit facility	(11,000,000)
Proceed from mortgage notes payable	11,400,000
Repayment of mortgage notes payable	(152,954,000)	(1,180,000)	(2,267,000)
Termination of swap contracts	(894,000)
Payment of loan fees and costs	(2,662,000)				(354,000)
Distributions		(2,679,000)	(1,712,000)	(3,869,000)	(2,521,000)	(7,342,000)
Net cash provided by (used in) financing activities	33,043,000	(3,070,000)	(3,979,000)	(8,451,000)	(6,921,000)	(8,524,000)
Increase (decrease) in cash and cash equivalents	13,030,000	(1,292,000)	(383,000)	(1,205,000)	(596,000)	(504,000)
Cash and cash equivalents-beginning of period	277,000	1,567,000	2,772,000	2,772,000	3,368,000	3,872,000
Cash and cash equivalents-end of period	13,307,000	275,000	2,389,000	1,567,000	2,772,000	3,368,000
Supplemental cash flow information
Write-off of fully depreciated tenant improvements				1,323,000	184,000	396,000
Write-off of accumulated depreciation				1,112,000	33,000	22,000
Cash paid for interest				$ 10,965,000	$ 13,487,000	$ 14,535,000